Document and Entity Information	Jul. 26, 2023
Prospectus:
Document Type	497
Document Period End Date	Jul. 26, 2023
Entity Registrant Name	BNY MELLON INVESTMENT FUNDS VI
Entity Central Index Key	0001224568
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 26, 2023
Document Effective Date	Jul. 26, 2023
Prospectus Date	Mar. 31, 2023
BNY Mellon Balanced Opportunity Fund | Class A
Prospectus:
Trading Symbol	DBOAX
BNY Mellon Balanced Opportunity Fund | Class C
Prospectus:
Trading Symbol	DBOCX
BNY Mellon Balanced Opportunity Fund | Class I
Prospectus:
Trading Symbol	DBORX
BNY Mellon Balanced Opportunity Fund | Class J
Prospectus:
Trading Symbol	THPBX
BNY Mellon Balanced Opportunity Fund | Class Z
Prospectus:
Trading Symbol	DBOZX
BNY Mellon Balanced Opportunity Fund | Class Y
Prospectus:
Trading Symbol	DBOYX